UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7590

John Hancock Patriot Preferred Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Preferred Dividend Fund

8.31.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Issuer		Shares	Value
Common stocks 13.15%			$20,770,211
(Cost $17,398,024)

Electric Utilities 3.58%			5,658,260

Alliant Energy Corp.		52,000	1,562,600
NSTAR		100,000	2,956,000
Progress Energy, Inc., (Contingent Value Obligation) (B)(I)		37,500	4,500
Xcel Energy, Inc.		59,000	1,135,160

Gas Utilities 3.21%			5,076,490

KeySpan Corp.		81,000	3,091,770
NiSource, Inc.		34,000	820,760
Peoples Energy Corp.		28,000	1,163,960

Integrated Telecommunication Services 0.56%			878,281

SBC Communications, Inc.		22,550	543,004
Verizon Communications, Inc.		10,250	335,277

Multi-Utilities & Unregulated Power 5.80%			9,157,180

Dominion Resources, Inc.		27,500	2,103,200
DTE Energy Co.		30,000	1,373,100
Sierra Pacific Resources (I)		197,000	2,872,260
TECO Energy, Inc.		62,000	1,079,420
WPS Resources Corp.		30,000	1,729,200
	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 85.38%			$134,833,354
(Cost $130,546,620)

Agricultural Products 3.28%			5,178,750

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	60,000	5,178,750

Consumer Finance 4.16%			6,563,246

HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	BBB+	35,600	922,396
SLM Corp., 6.97%, Ser A	BBB+	101,000	5,640,850

Diversified Banks 3.92%			6,197,760

Bank of America Corp., 6.75%, Depositary Shares, Ser VI	A	77,000	4,094,860
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)	A	85,000	2,102,900

Diversified Chemicals 1.96%			3,101,850

Du Pont (E.I.) de Nemours & Co., $4.50, Ser B	A	33,900	3,101,850

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Electric Utilities 14.76%			23,315,621

Alabama Power Co., 5.20%	BBB+	251,400	6,340,308
Boston Edison Co., 4.78%	BBB+	19,072	1,788,000
Duquesne Light Co., 6.50%	BB+	100,000	5,250,000
Entergy Mississippi, Inc., 6.25%	BB+	100,000	2,525,000
Interstate Power & Light Co., 7.10%, Ser C	BBB-	32,000	886,400
Northern Indiana Public Service Co., 4.88% (G)	BB+	6,925	673,673
Northern Indiana Public Service Co., 7.44%	BB+	15,150	1,556,662
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)	CCC+	110,000	2,777,500
Union Electric Co., $3.70	BBB	12,262	882,864
Wisconsin Public Service Corp., 6.76%	A-	6,095	635,214

Gas Utilities 4.60%			7,269,300

Southern Union Co., 7.55%	BB+	201,200	5,452,520
Southwest Gas Capital II, 7.70%	BB	68,300	1,816,780

Integrated Oil & Gas 3.16%			4,995,000

Coastal Finance I, 8.375%	CCC	199,800	4,995,000

Integrated Telecommunication Services 0.65%			1,030,000

Telephone & Data Systems, Inc., 6.625%	A-	40,000	1,030,000

Investment Banking & Brokerage 9.59%			15,142,355

Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F	BBB	40,000	2,064,000
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E	BBB	100,600	5,361,980
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	BBB+	48,000	2,412,000
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	BBB+	102,500	5,304,375

Multi-Line Insurance 3.92%			6,196,800

MetLife, Inc., 6.50%, Ser B	BBB	240,000	6,196,800

Multi-Utilities & Unregulated Power 5.87%			9,264,772

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa1	20,000	2,102,500
Energy East Capital Trust I, 8.25%	BBB-	168,000	4,346,160
PSEG Funding Trust II, 8.75%	BB+	30,000	822,300
Public Service Electric & Gas Co., 6.92%	BB+	19,000	1,993,812

Oil & Gas Exploration & Production 14.36%			22,668,500

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B	BBB-	61,489	6,100,865
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	62,200	6,377,447
Devon Energy Corp., 6.49%, Ser A	BB+	63,500	6,659,563
Nexen, Inc., 7.35% (Canada)	BB+	134,500	3,530,625

Other Diversified Financial Services 7.90%			12,469,950

Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A	52,000	2,683,200
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	88,700	4,656,750
JPMorgan Chase & Co., 6.625%, Depositary Shares, Ser H	A-	100,000	5,130,000

Regional Banks 4.38%			6,914,250

HSBC USA, Inc., $2.8575 (G)	A1	131,700	6,914,250

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)
Trucking 2.87%			4,525,200

AMERCO, 8.50%, Ser A	CCC+	180,000	4,525,200
	Interest	Par value
Issuer, maturity date	rate (%)	($000)	Value
Short-term investments 1.47%			$2,318,000
(Cost $2,318,000)

Commercial Paper 1.47%			2,318,000

ChevronTexaco Corp., 09-01-05	3.380	2,318	2,318,000

Total investments 100.00%			$157,921,565

John Hancock

Patriot Preferred Dividend Fund

Footnotes to Schedule of Investments

August 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.

(G)	Security rated internally by John Hancock Advisers, LLC.

(I)	Non-income-producing security.

(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Rule 144A securities amounted to $5,178,750 or 3.28% of the Fund's total investments as of August 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2005, including short-term investments, was $150,262,644. Gross unrealized appreciation and depreciation of investments aggregated $9,522,633 and $1,863,712, respectively, resulting in net unrealized appreciation of $7,658,921.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

†Non-Independent Trustee

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent for Common Shareholders

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for ARPS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol

Listed New York Stock Exchange: PPF

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services 85 Challenger Road Overpeck Centre Ridgefield Park, NJ 07660	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Preferred Dividend Fund.

P70Q1 8/05
10/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Preferred Dividend Fund By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: October 27, 2005